Balance Sheet Details (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jul. 31, 2022	Dec. 31, 2020
Balance Sheet Details [Abstract]
Depreciation expense	$ 6,262	$ 6,071	$ 18,786	$ 10,520	$ 16,782
Accrued compensation							$ 266,852
Accrued annual corporate bonus expense					$ 400,000
Common Stock, Shares, Issued (in Shares)	23,536,070		23,536,070		2,308,877	300,000	2,293,154
Accrued professional fees	$ 700,000		$ 700,000		$ 294,130		$ 23,216